CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock - Series B liquidation preference	$ 4	$ 4	$ 4
Preferred stock - Series B, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock - Series B, shares authorized	2,750,000	2,750,000	2,750,000
Preferred stock - Series B, shares issued	1,342,870	1,490,995	1,776,923
Preferred stock - Series B, shares outstanding	1,342,870	1,490,995	1,776,923
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	120,000,000	120,000,000	40,000,000
Common stock, shares issued		48,622,675	27,885,587
Common stock, shares outstanding	53,691,225	48,622,675	27,885,587
Preferred stock - Series C liquidation preference	$ 100	$ 100
Preferred stock - Series C, par value	$ 0.001	$ 0.001
Preferred stock - Series C, shares authorized	90,000	90,000
Preferred stock - Series C, shares issued	57,148	0
Preferred stock - Series C, shares outstanding	57,148	0